Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of other income (expenses)
	December 31, 2023	December 31, 2022
	$	$
Fair value change of other liabilities	445,216	2,200,312
Interest income	398,955	82,970
Foreign exchange (expense) gain	(160,173)	(331,966)

	683,998	1,951,316